Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Reconciliation of the Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Reconciliation Of The Effective Tax Rate Abstract
Profit (loss) before tax	€ (55,447)	€ (97,467)	€ (58,221)
Tax using the applicable tax rate	16,343	29,074	17,161
Tax effect of:
Difference in tax rates	(1,221)	(4,974)	(1,348)
Non-deductible expenses	(7,809)	(287)	(585)
Non-taxable income	34	207	1,291
Additions for tax purposes	402		362
Non-recognition of deferred taxes on tax loss carried forward	(12,197)	(2,728)	(10,293)
Non-recognition of deferred taxes on temporary differences	(624)		(301)
True up on deferred taxes from prior year	(395)	700	(18)
Permanent differences	5,706	(22,483)	(3,130)
Others	18		2
Taxes on income	€ 257	€ (491)	€ 3,141